UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
0.30%, 2/01/12	$4,000	$4,003,321
Federal Farm Credit Bank Discount Notes:(a)
0.08%, 9/13/11	2,979	2,978,716
0.11%, 11/15/11	2,000	1,999,352
0.13%, 1/24/12	5,000	4,996,822
0.13%, 1/30/12	3,000	2,998,028
Federal Farm Credit Bank Variable Rate Notes:(b)
0.17%, 11/02/11	6,000	6,000,017
0.13%, 11/17/11	5,500	5,499,422
0.12%, 12/16/11	10,000	9,999,625
0.21%, 5/14/12	5,000	5,000,812
0.25%, 1/14/13	5,000	4,999,275
Federal Home Loan Bank Bonds:
0.19%, 8/11/11	4,000	3,999,971
0.18%, 8/18/11	3,000	2,999,986
0.12%, 2/06/12	4,000	3,999,100
Federal Home Loan Bank Discount Notes:(a)
0.01%, 8/10/11	5,000	4,999,987
0.03%, 8/12/11	1,900	1,899,983
0.03%, 8/17/11	672	671,991
0.08%, 8/24/11	3,588	3,587,817
0.05%, 9/14/11	1,000	999,940
0.10%, 11/25/11	4,000	3,998,711
Federal Home Loan Bank Variable Rate Notes:(b)
0.16%, 9/26/11	5,000	5,000,200
0.22%, 10/13/11	1,500	1,500,282

Total U.S. Government Sponsored Agency Obligations – 51.5%		82,133,358

U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.03%, 8/25/11	2,306	2,305,954
0.05%, 8/25/11	5,500	5,499,816
0.06%, 9/01/11	5,000	4,999,742
0.03%, 9/29/11	4,132	4,131,797
0.26%, 3/08/12	2,000	1,996,822
U.S. Treasury Notes,
1.00%, 10/31/11	2,000	2,003,704

Total U.S. Treasury Obligations – 13.1%		20,937,835

Total Investments (Cost $103,071,193*) – 64.6%		103,071,193
Other Assets Less Liabilities – 35.4%		56,461,631

Net Assets – 100.0%		$159,532,824

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$103,071,193	–	$103,071,193

[1]	See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue	PSF	Permanent School Fund		Receipts
BAN	Bond Anticipation Notes		Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District			TECP	Tax-Exempt Commercial Paper
	Retirement System	LOC	Letter of Credit	RAN	Revenue Anticipation Notes	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	MERLOTS	Municipal Exempt Receipts	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
GTD	Guaranteed		Liquidity Optional Tender	SBPA	Stand-by Bond Purchase Agreement

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(a)
0.14%, 8/01/11	$125,000	$125,000,000
0.15%, 8/08/11	100,000	99,997,083
0.17%, 8/08/11	60,000	59,998,075
0.10%, 8/09/11	75,000	74,998,333
0.08%, 8/31/11	85,000	84,994,333
0.12%, 9/13/11	250,000	249,964,167
0.15%, 1/17/12	75,000	74,947,188
0.14%, 1/19/12	60,000	59,960,100
0.14%, 1/20/12	60,000	59,959,867
0.15%, 1/31/12	55,000	54,958,062
Fannie Mae Variable Rate Notes:(b)
0.21%, 11/23/12	185,000	184,926,336
0.21%, 12/20/12	200,000	199,943,987
0.22%, 12/20/12	40,000	40,028,270
0.25%, 1/10/13	175,000	174,949,010
Federal Farm Credit Bank Bonds,
0.30%, 2/01/12	11,000	11,009,173
Federal Farm Credit Bank Discount Notes:(a)
0.23%, 8/10/11	58,000	57,996,665
0.08%, 9/13/11	2,171	2,170,792
0.25%, 10/05/11	75,000	74,966,146
0.25%, 10/12/11	35,000	34,982,500
0.11%, 11/15/11	18,000	17,994,170
0.13%, 1/30/12	22,000	21,985,541
Federal Farm Credit Bank Variable Rate Notes:(b)
0.16%, 4/26/12	40,000	39,991,053
0.25%, 1/14/13	45,000	44,993,477
Federal Home Loan Bank Bonds:
0.19%, 8/11/11	50,000	49,999,638
0.18%, 8/18/11	47,500	47,499,777
0.30%, 11/16/11	130,000	129,994,372
0.32%, 12/01/11	220,000	219,981,616
0.12%, 2/06/12	391,000	390,908,053
0.13%, 2/15/12	315,000	314,960,147
0.12%, 2/27/12	330,000	329,929,614
Federal Home Loan Bank Discount Notes:(a)
0.03%, 8/17/11	768	767,990
0.07%, 8/17/11	16,750	16,749,516
0.08%, 8/24/11	3,522	3,521,820
0.09%, 8/31/11	25,000	24,998,125
0.07%, 9/02/11	1,018	1,017,936
0.09%, 9/02/11	80,000	79,993,600
0.15%, 1/25/12	80,000	79,941,000
Federal Home Loan Bank Variable Rate Notes,
0.16%, 1/23/12 (b)	83,000	82,989,949
Freddie Mac Discount Notes:(a)
0.15%, 8/09/11	100,000	99,996,667
0.20%, 8/23/11	100,000	99,987,778
0.24%, 9/14/11	22,100	22,093,517
0.08%, 10/14/11	25,000	24,995,889
Freddie Mac Variable Rate Notes:(b)
0.14%, 12/29/11	250,000	249,948,116
0.24%, 1/09/12	100,000	99,982,127
0.11%, 1/11/12	50,000	49,982,303
0.15%, 2/16/12	118,000	117,969,338
0.17%, 5/11/12	125,000	124,951,389
0.15%, 8/10/12	50,000	49,995,417
0.25%, 1/24/13	50,000	49,970,090

Total U.S. Government Sponsored Agency Obligations – 43.9%		4,613,840,112

U.S. Treasury Obligations
U.S. Treasury Bills,
0.26%, 3/08/12(a)	80,000	79,872,889
U.S. Treasury Notes:
1.00%, 10/31/11	145,000	145,274,606
0.88%, 2/29/12	50,000	50,158,943

Total U.S. Treasury Obligations – 2.6%		275,306,438

Repurchase Agreements
Barclays Capital, Inc.,
0.13%, 8/01/11	600,000	600,000,000

(Purchased on 7/29/11 to be repurchased at $600,006,500, collateralized by various U.S. Treasury obligations, 2.63% to 3.38% due from 7/31/13 to 11/15/20, aggregate par and fair value of $600,828,000 and $612,000,013, respectively)

Citigroup Global Markets, Inc.,
0.22%, 8/01/11	450,000	450,000,000

(Purchased on 7/29/11 to be repurchased at $450,008,250, collateralized by various U.S. government sponsored agency obligations, 1.94% to 8.00% due from 2/01/18 to 9/01/44, aggregate par and fair value of $1,477,034,379 and $462,205,229, respectively)

Credit Suisse Securities (USA) LLC,
0.14%, 8/01/11	15,000	15,000,000
(Purchased on 7/29/11 to be repurchased at $15,000,175, collateralized by U.S. Treasury Note, 2.75% due at 10/31/13, par and fair value of $14,470,000 and $15,303,262, respectively)
Credit Suisse Securities (USA) LLC,
0.18%, 8/01/11	300,000	300,000,000

(Purchased on 7/29/11 to be repurchased at $300,004,500, collateralized by various U.S. Treasury obligations, 2.00% to 4.75% due from 11/30/13 to 2/15/41, aggregate par and fair value of $283,794,600 and $306,002,357, respectively)

Deutsche Bank Securities Inc.,
0.20%, 8/01/11	1,325,000	1,325,000,000

(Purchased on 7/29/11 to be repurchased at $1,325,022,083, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.00% due from 8/26/11 to 12/09/14, aggregate par and fair value of $1,345,349,150 and $1,351,500,581, respectively)

Deutsche Bank Securities Inc.,
0.25%, 8/01/11	82,619	82,619,000

(Purchased on 7/29/11 to be repurchased at $82,620,721, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.00% due from 8/26/11 to 12/09/14, aggregate par and fair value of $83,887,850 and $84,271,416, respectively)

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.06%, 8/02/11	$700,000	$700,000,000

(Purchased on 7/26/11 to be repurchased at $700,008,167, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 2/15/30 to 12/16/52, aggregate par and fair value of $897,723,743 and $748,463,626, respectively)

Goldman Sachs & Co.,
0.19%, 8/01/11	456,448	456,448,000

(Purchased on 7/29/11 to be repurchased at $456,455,227, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.50% due from 4/01/21 to 6/01/41, aggregate par and fair value of $592,228,091 and $470,141,440, respectively)

Goldman Sachs & Co.,
0.07%, 8/02/11	500,000	500,000,000

(Purchased on 7/26/11 to be repurchased at $500,006,806, collateralized by various U.S. government sponsored agency obligations, 4.50% to 7.00% due from 2/15/34 to 3/20/41, aggregate par and fair value of $609,817,230 and $510,000,001, respectively)

HSBC Securities (USA) Inc.,
0.15%, 8/01/11	25,000	25,000,000

(Purchased on 7/29/11 to be repurchased at $25,000,313, collateralized by various U.S. Treasury obligations, 4.38% due from 11/15/39 to 5/15/40, aggregate par and fair value of $95,370,000 and $25,500,741, respectively)

JPMorgan Securities Inc.,
0.14%, 8/01/11	79,000	79,000,000

(Purchased on 7/29/11 to be repurchased at $79,000,922, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/22 to 8/15/37, aggregate par and fair value of $195,938,625 and $80,581,453, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.14%, 8/01/11	125,000	125,000,000

(Purchased on 7/29/11 to be repurchased at $125,001,458, collateralized by various U.S. Treasury obligations, 0.00% to 0.63% due from 2/28/13 to 5/15/21, aggregate par and fair value of $135,372,544 and $127,500,000, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.18%, 8/01/11	100,000	100,000,000

(Purchased on 7/29/11 to be repurchased at $100,001,500, collateralized by various U.S. government sponsored agency obligations, 0.65% to 6.00% due from 11/20/38 to 12/20/59, aggregate par and fair value of $1,737,911,069 and $107,000,000, respectively)

Morgan Stanley & Co.,
0.21%, 8/01/11	125,000	125,000,000

(Purchased on 7/29/11 to be repurchased at $125,002,188, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.50% due from 3/01/26 to 7/01/38, aggregate par and fair value of $233,939,912 and $128,750,000, respectively)

RBS Securities Inc.,
0.20%, 8/01/11	325,000	325,000,000

(Purchased on 7/29/11 to be repurchased at $325,005,417, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.50% due from 8/01/12 to 8/01/41, aggregate par and fair value of $434,591,337 and $334,752,264, respectively)

UBS Securities LLC,
0.22%, 8/01/11	430,000	430,000,000

(Purchased on 7/29/11 to be repurchased at $430,007,883, collateralized by various U.S. government sponsored agency obligations, 0.00% to 20.16% due from 3/15/17 to 7/20/41, aggregate par and fair value of $1,243,236,692 and $445,239,292, respectively)

Total Repurchase Agreements – 53.6%		5,638,067,000

Total Investments (Cost $10,527,213,550*) – 100.1%		10,527,213,550
Liabilities in Excess of Other Assets – (0.1)%		(5,273,520)

Net Assets – 100.0%		$10,521,940,030

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2010	Net Activity (Par)	Par at July 31, 2011	Income
PNC Bank N.A.	$32,400,000	$(32,400,000)	–	$31,659

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	3

Schedule of Investments (concluded)	FedFund

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$10,527,213,550	–	$10,527,213,550

[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee – 38.7%(a)
Bank of Montreal, Chicago:
0.24%, 8/29/11(b)	$40,500	$40,500,000
0.29%, 11/23/11(b)	25,000	24,999,210
Bank of Nova Scotia, Houston,
0.25%, 12/21/11	97,000	97,000,000
Bank of Nova Scotia, New York:
0.18%, 8/18/11	100,000	100,000,000
0.18%, 8/23/11	55,000	55,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 8/02/11	100,000	100,000,000
0.25%, 10/04/11	150,000	150,000,000
BNP Paribas S.A., New York:
0.36%, 8/05/11	75,000	75,000,000
0.33%, 9/01/11	22,000	22,000,000
0.32%, 9/02/11	75,000	75,000,000
Credit Agricole CIB, New York,
0.26%, 9/02/11	150,000	150,000,000
Deutsche Bank A.G., New York:
0.26%, 8/04/11(b)	85,000	85,000,000
0.23%, 9/23/11	50,000	50,000,000
0.31%, 10/03/11	67,000	67,000,000
Lloyds TSB Bank Plc, New York:
0.32%, 8/08/11	50,000	50,000,000
0.30%, 9/12/11	125,000	125,000,000
0.36%, 11/01/11(c)	94,805	94,805,000
0.40%, 11/14/11	75,000	75,000,000
Mizuho Corporate Bank Ltd., New York,
0.28%, 8/12/11	80,000	80,000,122
National Australia Bank Ltd., New York:
0.26%, 11/09/11(b)	100,000	100,000,000
0.28%, 2/10/12(b)	42,000	42,000,000
Rabobank Nederland N.V., New York:
0.28%, 9/15/11(b)	52,000	52,000,000
0.34%, 10/05/11	100,000	100,000,000
Royal Bank of Canada, New York:
0.26%, 10/14/11(b)	60,000	60,000,000
0.27%, 11/10/11(b)	50,000	50,000,000
0.25%, 2/29/12(b)	80,000	80,000,000
0.26%, 4/10/12(b)	100,000	100,000,000
Royal Bank of Scotland Plc, Connecticut,
0.52%, 9/19/11	180,000	180,000,000
Societe Generale, New York:
0.26%, 10/31/11(c)	25,500	25,500,000
0.27%, 10/31/11(c)	19,250	19,250,000
Sumitomo Mitsui Banking Corp., New York,
0.14%, 8/02/11	100,000	100,000,000
Toronto Dominion Bank, New York:
0.33%, 9/06/11	51,000	51,000,000
0.27%, 1/12/12(b)	42,500	42,500,000
UBS A.G., Stamford:
0.31%, 10/04/11(b)	92,230	92,230,000
0.31%, 10/11/11(b)	99,940	99,940,000
0.23%, 11/10/11(b)	46,500	46,500,000

Total Certificates of Deposit – 38.7%		2,757,224,332

Commercial Paper
Amsterdam Funding Corp.,
0.22%, 10/04/11(d)	140,000	139,945,244
Atlantis One Funding Corp.,
0.17%, 9/06/11(d)	100,000	99,983,000
Barclays Bank Plc, US Collateralized Commercial Paper Notes, Series 2010-1,
0.23%, 9/20/11(d)	50,000	49,984,028
BNZ International Funding Ltd.,
0.22%, 9/30/11(d)	100,000	99,963,333
BPCE S.A.,
0.28%, 9/12/11(d)	30,000	29,990,200
Commonwealth Bank of Australia,
0.27%, 10/06/11(b)	50,000	49,999,063
Credit Suisse New York,
0.20%, 10/04/11(d)	200,913	200,841,564
Deutsche Bank Financial LLC,
0.20%, 10/03/11(d)	150,000	149,947,500
Fairway Finance Co. LLC:
0.23%, 9/02/11(b)	20,000	20,000,000
0.23%, 9/07/11(b)	40,000	40,000,000
Fortis Funding LLC,
0.24%, 9/07/11(d)	110,000	109,972,867
ING US Funding LLC,
0.30%, 11/10/11(d)	50,000	49,957,917
JPMorgan Chase & Co.,
0.22%, 3/16/12(b)	50,000	50,000,000
Kells Funding LLC:
0.36%, 2/15/12(b)	55,500	55,500,000
0.35%, 3/01/12(b)	75,000	75,000,000
Liberty Street Funding LLC,
0.14%, 8/01/11(d)	55,000	55,000,000
LMA Americas LLC,
0.22%, 8/16/11(d)	39,000	38,996,425
MetLife Short Term Funding LLC:
0.21%, 8/23/11(d)	12,000	11,998,460
0.31%, 1/13/12(d)	11,550	11,533,589
Nieuw Amsterdam Receivables Corp.,
0.22%, 9/21/11(d)	31,292	31,282,247
Old Line Funding LLC:
0.18%, 8/17/11(d)	60,768	60,763,138
0.18%, 8/22/11(d)	48,449	48,443,913
Thames Asset Global Securitization No. 1 Inc.,
0.22%, 10/17/11(d)	17,250	17,241,883
UBS Finance (Delaware) LLC,
0.22%, 9/26/11(d)	100,000	99,965,778
Victory Receivables Corp.,
0.19%, 8/16/11(d)	37,000	36,997,071
Westpac Banking Corp.:
0.27%, 1/06/12(b)	84,500	84,500,000
0.42%, 1/13/12(b)	95,000	95,000,000

Total Commercial Paper – 25.4%		1,812,807,220

Corporate Notes – 1.4%
JPMorgan Chase Bank N.A.,
0.28%, 8/17/12(b)	101,820	101,820,000

Master Notes – 1.3%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.21%, 8/01/11(c)	90,000	90,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	5

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
California GO Series 2005B-6 VRDN (KBC Bank NV LOC),
0.28%, 8/01/11	$13,000	$13,000,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC),
0.13%, 8/08/11	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC),
0.10%, 8/08/11	15,300	15,300,000
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC),
0.11%, 8/08/11	7,000	7,000,000
Jacksonville Transportation RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA),
0.13%, 8/08/11	20,000	20,000,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA),
0.10%, 8/08/11	57,000	57,000,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Credit Support, Fannie Mae Liquidity Facility),
0.18%, 8/08/11	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN,
0.11%, 8/08/11	17,000	17,000,000

Total Municipal Bonds – 2.4%		174,430,000

Closed-End Investment Companies(c)(e)
California – 0.2%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11	5,000	5,000,000

		14,200,000

New York – 0.3%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility),
0.25%, 8/08/11	6,900	6,900,000

		23,800,000

Total Closed-End Investment Companies – 0.5%		38,000,000

Time Deposits – 3.7%
Societe Generale,
0.15%, 8/01/11	261,000	261,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:(b)
0.18%, 7/26/12	58,000	57,988,574
0.21%, 8/23/12	50,000	49,983,870
0.22%, 9/17/12	75,000	74,982,839
0.22%, 12/20/12	42,500	42,488,050
Freddie Mac Discount Notes,
0.19%, 8/30/11(d)	47,500	47,492,730
Freddie Mac Variable Rate Notes:(b)
0.14%, 12/29/11	40,000	39,991,698
0.25%, 1/24/13	45,000	44,973,081

Total U.S. Government Sponsored Agency Obligations – 5.0%		357,900,842

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.27%, 9/22/11	50,000	49,980,861
0.21%, 10/20/11	100,000	99,953,334
0.18%, 12/15/11	45,000	44,969,400

Total U.S. Treasury Obligations – 2.7%		194,903,595

Repurchase Agreements
Barclays Capital, Inc.,
0.45%, 8/05/11(c)	22,500	22,500,000

(Purchased on 7/11/11 to be repurchased at $22,508,719, collateralized by various corporate/debt obligations, 0.00% to 13.50% due from 9/01/14 to 2/28/36, aggregate par and fair value of $23,472,938 and $24,075,001, respectively)

Citigroup Global Markets, Inc.,
0.75%, 11/01/11(c)	125,000	125,000,000

(Purchased on 6/16/11 to be repurchased at $125,000,000, collateralized by various U.S. government sponsored agency obligations, 1.44% to 4.00% due from 3/20/33 to 2/25/41, aggregate par and fair value of $225,094,919 and $133,750,000, respectively)

Deutsche Bank Securities Inc.,
0.20%, 8/01/11	75,000	75,000,000
(Purchased on 7/29/11 to be repurchased at $75,001,250, collateralized by U.S. Treasury Note, 0.50% due at 11/15/13, par and fair value of $76,392,400 and $76,500,039, respectively)
HSBC Securities (USA) Inc.,
0.23%, 8/01/11	100,000	100,000,000

(Purchased on 7/29/11 to be repurchased at $100,001,917, collateralized by various corporate/debt obligations, 1.00% to 4.88% due from 2/09/12 to 1/17/17, aggregate par and fair value of $104,127,336 and $107,003,885, respectively)

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
JPMorgan Securities Inc.,
0.28%, 8/08/11	$25,000	$25,000,000

(Purchased on 7/06/11 to be repurchased at $25,006,417, collateralized by various corporate/debt obligations, 1.24% to 11.75% due from 2/01/14 to 2/15/41, aggregate par and fair value of $26,570,745 and $26,752,829, respectively)

JPMorgan Securities Inc.,
0.51%, 8/01/11	75,000	75,000,000

(Purchased on 7/29/11 to be repurchased at $75,003,188, collateralized by various corporate/debt obligations, 1.24% to 11.63% due from 1/15/14 to 2/15/41, aggregate par and fair value of $82,884,585 and $80,250,382, respectively)

Morgan Stanley & Co.,
0.41%, 8/29/11(c)	27,000	27,000,000

(Purchased on 5/09/11 to be repurchased at $27,000,000, collateralized by various corporate/debt obligations, 0.00% to 11.88% due from 1/28/12 to 12/30/99, aggregate par and fair value of $35,694,656 and $28,890,001, respectively)

Morgan Stanley & Co.,
0.31%, 8/29/11(c)	45,000	45,000,000

(Purchased on 5/09/11 to be repurchased at $45,000,000, collateralized by various corporate/debt obligations, 0.00% to 10.75% due from 9/30/11 to 12/17/99, aggregate par and fair value of $43,330,311 and $48,150,001, respectively)

Morgan Stanley & Co.,
0.16%, 8/01/11	275,000	275,000,000

(Purchased on 7/29/11 to be repurchased at $275,003,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 6/01/20 to 5/01/41, aggregate par and fair value of $421,132,561 and $283,250,000, respectively)

Morgan Stanley & Co.,
0.21%, 8/01/11	291,052	291,052,000

(Purchased on 7/29/11 to be repurchased at $291,057,093, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.00% due from 7/01/38 to 2/01/41, aggregate par and fair value of $577,579,420 and $299,783,560, respectively)

RBS Securities Inc.,
0.26%, 8/01/11	100,000	100,000,000

(Purchased on 7/29/11 to be repurchased at $100,002,167, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.25% due from 2/01/17 to 1/01/40, aggregate par and fair value of $977,118,128 and $103,000,700, respectively)

UBS Securities LLC,
0.29%, 8/01/11	30,000	30,000,000

(Purchased on 7/29/11 to be repurchased at $30,000,725, collateralized by various corporate/debt obligations, 0.59% to 13.50% due from 8/17/11 to 12/31/99, aggregate par and fair value of $31,531,181 and $32,100,001, respectively)

Total Repurchase Agreements – 16.7%		1,190,552,000

Total Investments (Cost $6,978,637,989*) – 97.8%		6,978,637,989
Other Assets Less Liabilities – 2.2%		156,025,205

Net Assets – 100.0%		$7,134,663,194

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$6,978,637,989	–	$6,978,637,989

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	7

Schedule of Investments July 31, 2011 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee – 48.6%(a)
Bank of Montreal, Chicago:
0.24%, 8/29/11(b)	$200,000	$200,000,000
0.18%, 10/06/11	297,000	297,000,000
0.29%, 11/23/11(b)	100,000	99,996,838
Bank of Nova Scotia, Houston:
0.20%, 9/30/11	1,000,000	1,000,000,000
0.25%, 12/22/11	400,000	400,000,000
Bank of Nova Scotia, New York,
0.18%, 8/23/11	700,000	700,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 8/02/11	200,000	200,000,000
0.28%, 8/26/11	425,000	425,000,000
0.25%, 9/06/11	200,000	200,000,000
BNP Paribas S.A., New York:
0.36%, 8/05/11	600,000	600,000,000
0.32%, 9/02/11	1,500,000	1,500,000,000
Credit Agricole CIB, New York,
0.26%, 9/02/11	530,000	530,000,000
Deutsche Bank A.G., New York:
0.23%, 9/23/11	450,000	450,000,000
0.20%, 10/03/11	300,000	300,000,000
0.31%, 10/03/11	506,000	506,000,000
0.25%, 10/12/11	490,000	490,000,000
Lloyds TSB Bank Plc, New York:
0.32%, 8/08/11	900,000	900,000,000
0.30%, 9/12/11	700,000	700,000,000
0.36%, 11/01/11(c)	746,145	746,145,000
0.40%, 11/14/11	400,000	400,000,000
Mizuho Corporate Bank Ltd., New York,
0.28%, 8/12/11	275,000	275,000,420
National Australia Bank Ltd., New York:
0.28%, 12/12/11	400,000	400,003,690
0.28%, 2/10/12(b)	343,000	343,000,000
Nordea Bank Finland Plc, New York,
0.07%, 8/01/11	475,000	475,000,000
Rabobank Nederland N.V., New York:
0.28%, 9/15/11(b)	800,000	800,000,000
0.34%, 10/05/11	965,000	965,000,000
0.28%, 5/08/12(b)	700,000	700,000,000
Royal Bank of Canada, New York:
0.26%, 10/14/11(b)	550,000	550,000,000
0.27%, 11/10/11(b)	225,000	225,000,000
0.25%, 2/29/12(b)	675,000	675,000,000
0.26%, 4/10/12(b)	1,069,500	1,069,500,000
0.27%, 5/16/12(b)	850,000	850,000,000
Royal Bank of Scotland Plc, Connecticut:
0.72%, 8/10/11(c)	188,000	188,000,000
0.52%, 9/19/11	1,400,000	1,400,000,000
0.51%, 11/18/11	43,650	43,664,474
Societe Generale, New York:
0.29%, 8/01/11	925,000	925,000,000
0.25%, 8/26/11	365,000	365,000,000
0.26%, 10/31/11(c)	182,500	182,500,000
0.27%, 10/31/11(c)	145,500	145,500,000
Sumitomo Mitsui Banking Corp., New York,
0.30%, 8/04/11	880,000	880,000,000
Svenska Handelsbanken, New York,
0.20%, 10/07/11	500,000	500,004,650
Toronto Dominion Bank, New York:
0.33%, 9/06/11	30,000	30,000,000
0.33%, 9/08/11	350,000	350,000,000
0.18%, 10/07/11	478,300	478,300,000
0.27%, 1/12/12(b)	340,250	340,250,000
UBS A.G., Stamford:
0.31%, 10/04/11(b)	677,150	677,150,000
0.31%, 10/11/11(b)	746,820	746,820,000
0.23%, 11/10/11(b)	260,000	260,000,000

Total Certificates of Deposit – 48.6%		25,483,835,072

Commercial Paper
Alpine Securitization Corp.,
0.12%, 8/09/11(d)	171,000	170,995,440
Amsterdam Funding Corp.,
0.23%, 8/02/11(d)	200,000	199,998,722
ANZ National International Ltd.,
0.20%, 10/17/11(d)	155,000	154,933,694
Aspen Funding Corp.,
0.15%, 8/04/11(d)	125,000	124,998,437
Atlantis One Funding Corp.,
0.19%, 8/12/11(d)	58,400	58,396,609
Barclays Bank Plc, US Collateralized Commercial Paper Notes, Series 2010-1,
0.22%, 9/06/11(d)	300,000	299,934,000
BPCE S.A.:
0.27%, 9/01/11(d)	273,000	272,937,703
0.28%, 9/07/11(d)	212,000	211,938,991
Chariot Funding LLC:
0.17%, 9/06/11(d)	153,153	153,126,964
0.17%, 10/05/11(d)	50,000	49,984,653
Commonwealth Bank of Australia,
0.27%, 10/06/11(b)	50,000	49,999,062
Credit Suisse New York,
0.08%, 8/01/11(d)	470,000	470,000,000
Falcon Asset Securitization Co. LLC,
0.15%, 8/11/11(d)	125,000	124,994,792
Fortis Funding LLC,
0.24%, 9/07/11(d)	200,000	199,950,667
Gemini Securitization Corp LLC,
0.12%, 8/02/11(d)	130,000	129,999,567
ING US Funding LLC:
0.30%, 8/08/11(d)	600,000	599,965,000
0.30%, 11/10/11(d)	450,000	449,621,250
JPMorgan Chase & Co.,
0.22%, 3/16/12(b)	395,000	395,000,000
Jupiter Securitization Company LLC,
0.15%, 8/17/11(d)	50,000	49,996,667
Kells Funding LLC:
0.36%, 2/15/12(b)	109,000	109,000,000
0.36%, 2/16/12(b)	300,000	300,000,000
0.35%, 3/01/12(b)	125,000	125,000,000
Lloyds TSB Bank Plc,
0.27%, 9/27/11(d)	100,000	99,957,250
MetLife Short Term Funding LLC:
0.21%, 8/23/11(d)	40,000	39,994,867
0.21%, 8/24/11(d)	37,000	36,995,036
0.31%, 1/13/12(d)	89,500	89,372,835
Mizuho Funding LLC,
0.26%, 10/07/11(d)	600,000	599,709,667
Nordea North America, Inc.:
0.20%, 10/03/11(d)	300,000	299,895,000
0.23%, 10/19/11(d)	150,000	149,925,937
0.23%, 10/20/11(d)	249,970	249,845,015
Old Line Funding LLC:
0.20%, 8/01/11(d)	30,000	30,000,000
0.20%, 8/02/11(d)	70,810	70,809,607
Solitaire Funding LLC,
0.23%, 10/17/11(d)	83,000	82,959,169
Thames Asset Global Securitization No. 1 Inc.:
0.21%, 10/17/11(d)	100,000	99,955,083
0.22%, 10/17/11(d)	133,434	133,371,212
Variable Funding Capital Corp.,
0.15%, 9/06/11(d)	80,000	79,988,000
Westpac Banking Corp.:
0.27%, 1/06/12(b)	709,000	709,000,000
0.42%, 1/13/12(b)	762,700	762,700,000

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Windmill Funding Corp.:
0.23%, 8/02/11(d)	$100,000	$99,999,361
0.19%, 9/21/11(d)	50,000	49,986,542

Total Commercial Paper – 16.0%		8,385,236,799

Corporate Notes – 1.4%
JPMorgan Chase Bank N.A.,
0.28%, 8/17/12(b)	752,200	752,200,000

Master Notes – 1.7%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.21%, 8/01/11(c)	891,000	891,000,000

Municipal Bonds(c)
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.09%, 8/08/11	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.05%, 8/08/11	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.09%, 8/08/11	54,845	54,845,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank N.A. SBPA, CalSTRS SBPA),
0.06%, 8/08/11	171,900	171,900,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA),
0.08%, 8/08/11	59,000	59,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC),
0.06%, 8/08/11	20,000	20,000,000
California GO Series 2005B-4 VRDN (JPMorgan Chase & Co. LOC),
0.07%, 8/08/11	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC),
0.28%, 8/01/11	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.07%, 8/08/11	25,080	25,080,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.07%, 8/08/11	23,000	23,000,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.07%, 8/08/11	70,200	70,200,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.05%, 8/08/11	900	900,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.07%, 8/08/11	43,100	43,100,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.07%, 8/08/11	57,820	57,820,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.05%, 8/08/11	135,160	135,160,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty),
0.10%, 8/08/11	22,095	22,095,000
Charlotte CP (NASCAR Project) Series 2009D VRDN (Bank of America N.A. LOC),
0.11%, 8/08/11	14,400	14,400,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN,
0.06%, 8/08/11	36,260	36,260,000
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC),
0.08%, 8/08/11	21,800	21,800,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA),
0.10%, 8/08/11	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Bank of America N.A. SBPA),
0.11%, 8/08/11	16,800	16,800,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.09%, 8/08/11	78,552	78,552,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.07%, 8/08/11	45,580	45,580,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN,
0.23%, 8/01/11	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11	34,000	34,000,000
Illinois State Toll Highway Authority RB Series 2008A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.05%, 8/08/11	75,800	75,800,000
Illinois Toll Highway Authority RB Series 2011 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.17%, 8/08/11	85,000	85,000,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA),
0.09%, 8/08/11	29,385	29,385,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA),
0.04%, 8/08/11	49,150	49,150,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA),
0.18%, 8/01/11	35,800	35,800,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC),
0.08%, 8/08/11	51,650	51,650,000
Mississippi Business Finance Corp. RB (Chevron Corp. USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty),
0.23%, 8/01/11	30,000	30,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC),
0.06%, 8/08/11	71,440	71,440,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	9

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.07%, 8/08/11	$103,100	$103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA),
0.06%, 8/08/11	55,250	55,250,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (Go of Authority, Fannie Mae LOC, Freddie Mac LOC),
0.05%, 8/08/11	790	790,000

Total Municipal Bonds – 3.6%		1,870,287,000

Closed-End Investment Companies(c)(e)
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	4,300	4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11	5,000	5,000,000

		14,300,000

New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	8,600	8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.23%, 8/08/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility),
0.25%, 8/08/11	7,000	7,000,000

		32,300,000

Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits
Natixis S.A.,
0.19%, 8/01/11	1,200,000	1,200,000,000
Societe Generale,
0.15%, 8/01/11	691,000	691,000,000

Total Time Deposits – 3.6%		1,891,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes,
0.19%, 8/01/11(d)	100,000	100,000,000
Fannie Mae Variable Rate Notes:(b)
0.18%, 7/26/12	571,000	570,887,518
0.21%, 8/23/12	700,000	699,774,174
0.22%, 9/17/12	710,000	709,837,540
0.22%, 12/20/12	458,000	457,871,223
Federal Home Loan Bank Discount Notes,
0.18%, 8/03/11(d)	364,000	363,996,360
Freddie Mac Discount Notes: (d)
0.18%, 8/01/11	595	595,000
0.19%, 8/30/11	403,000	402,938,319
0.18%, 9/06/11	188,889	188,855,944
Freddie Mac Variable Rate Notes:(b)
0.16%, 4/03/12	485,000	484,867,368
0.25%, 1/24/13	388,000	387,767,898

Total U.S. Government Sponsored Agency Obligations – 8.3%		4,367,391,344

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.21%, 9/22/11	350,000	349,895,097
0.27%, 9/22/11	175,000	174,933,014
0.18%, 12/15/11	330,000	329,775,600
U.S. Treasury Notes,
1.00%, 8/31/11	250,000	250,150,768

Total U.S. Treasury Obligations – 2.1%		1,104,754,479

Repurchase Agreements
Barclays Capital, Inc.,
0.41%, 8/01/11	5,000	5,000,000

(Purchased on 7/29/11 to be repurchased at $5,000,171, collateralized by various corporate/debt obligations, 0.00% to 13.50% due from 9/15/11 to 6/01/27, aggregate par and fair value of $5,174,745 and $5,350,000, respectively)

Barclays Capital, Inc.,
0.45%, 8/05/11(c)	170,500	170,500,000

(Purchased on 7/11/11 to be repurchased at $170,566,069, collateralized by various corporate/debt obligations, 0.00% to 14.00% due from 8/17/11 to 12/18/99, aggregate par and fair value of $179,445,509 and $182,435,000, respectively)

Citigroup Global Markets, Inc.,
0.36%, 8/01/11	150,000	150,000,000

(Purchased on 7/29/11 to be repurchased at $150,004,500, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 2.75% to 8.25% due from 5/15/17 to 4/15/41, aggregate par and fair value of $897,537,767 and $160,500,001, respectively)

Credit Suisse Securities (USA) LLC,
0.18%, 8/01/11	22,733	22,733,000
(Purchased on 7/29/11 to be repurchased at $22,733,341, collateralized by U.S. Treasury Note, 2.75% due at 10/31/13, par and fair value of $21,930,000 and $23,192,850, respectively)
Credit Suisse Securities (USA) LLC,
0.18%, 8/01/11	700,000	700,000,000

(Purchased on 7/29/11 to be repurchased at $700,010,500, collateralized by various U.S. Treasury obligations, 0.63% to 4.38% due from 7/31/12 to 5/15/41, aggregate par and fair value of $673,685,400 and $714,005,050, respectively)

Deutsche Bank Securities Inc.,
0.14%, 8/01/11	200,000	200,000,000
(Purchased on 7/29/11 to be repurchased at $200,002,333, collateralized by U.S. Treasury Bond, 6.50% due at 11/15/26, par and fair value of $151,466,000 and $204,000,056, respectively)

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.20%, 8/01/11	$650,000	$650,000,000

(Purchased on 7/29/11 to be repurchased at $650,010,833, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.00% to 1.50% due from 8/26/11 to 12/31/13, aggregate par and fair value of $656,461,900 and $663,000,100, respectively)

Deutsche Bank Securities Inc.,
0.13%, 8/04/11	1,000,000	1,000,000,000

(Purchased on 7/28/11 to be repurchased at $1,000,025,278, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.50% due from 9/01/24 to 4/01/41, aggregate par and fair value of $1,551,794,952 and $1,031,056,790, respectively)

Goldman Sachs & Co.,
0.15%, 8/04/11	1,000,000	1,000,000,000

(Purchased on 7/28/11 to be repurchased at $1,000,029,167, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 11/15/12 to 11/25/49, aggregate par and fair value of $8,949,159,770 and $1,063,413,694, respectively)

HSBC Securities (USA) Inc.,
0.15%, 8/01/11	350,000	350,000,000

(Purchased on 7/29/11 to be repurchased at $350,004,375, collateralized by various U.S. Treasury obligations, 0.00% due from 8/18/11 to 4/05/12, aggregate par and fair value of $357,154,000 and $357,004,502, respectively)

HSBC Securities (USA) Inc.,
0.23%, 8/01/11	5,000	5,000,000

(Purchased on 7/29/11 to be repurchased at $5,000,096, collateralized by various corporate/debt obligations, 0.45% to 3.90% due from 2/09/12 to 7/02/15, aggregate par and fair value of $5,217,926 and $5,330,860, respectively)

JPMorgan Securities Inc.,
0.51%, 8/01/11	85,000	85,000,000

(Purchased on 7/29/11 to be repurchased at $85,003,613, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 7/15/12 to 1/23/45, aggregate par and fair value of $98,079,312 and $90,951,699, respectively)

JPMorgan Securities Inc.,
0.28%, 8/08/11	82,000	82,000,000

(Purchased on 7/06/11 to be repurchased at $82,021,047, collateralized by various corporate/debt obligations, 0.00% to 13.50% due from 10/01/12 to 2/15/41, aggregate par and fair value of $84,050,527 and $87,744,321, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.18%, 8/01/11	300,000	300,000,000

(Purchased on 7/29/11 to be repurchased at $300,004,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 1/25/13 to 6/20/61, aggregate par and fair value of $9,064,577,423 and $321,000,000, respectively)

Morgan Stanley & Co.,
0.16%, 8/01/11	970,000	970,000,000

(Purchased on 7/29/11 to be repurchased at $970,012,933, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 16.00% due from 8/01/11 to 7/01/48, aggregate par and fair value of $2,102,057,571 and $1,028,805,224, respectively)

Morgan Stanley & Co.,
0.21%, 8/01/11	109,000	109,000,000

(Purchased on 7/29/11 to be repurchased at $109,001,908, collateralized by various U.S. government sponsored agency obligations, 5.00% to 5.50% due from 11/01/38 to 7/01/40, aggregate par and fair value of $170,306,957 and $112,270,001, respectively)

Morgan Stanley & Co.,
0.31%, 8/29/11(c)	351,000	351,000,000

(Purchased on 5/09/11 to be repurchased at $351,000,000, collateralized by various corporate/debt obligations, 0.00% to 9.50% due from 8/10/11 to 11/15/67, aggregate par and fair value of $345,027,702 and $375,159,992, respectively)

Morgan Stanley & Co.,
0.41%, 8/29/11(c)	210,000	210,000,000

(Purchased on 5/09/11 to be repurchased at $210,000,000, collateralized by various corporate/debt obligations, 0.50% to 13.75% due from 9/15/11 to 12/31/99, aggregate par and fair value of $211,320,723 and $224,700,001, respectively)

RBS Securities Inc.,
0.20%, 8/01/11	150,000	150,000,000

(Purchased on 7/29/11 to be repurchased at $150,002,500, collateralized by various U.S. Treasury obligations, 0.75% to 2.63% due from 3/31/13 to 8/15/20, aggregate par and fair value of $152,271,100 and $153,003,573, respectively)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	11

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
RBS Securities Inc.,
0.26%, 8/01/11	$225,000	$225,000,000

(Purchased on 7/29/11 to be repurchased at $225,004,875, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.00% due from 8/02/11 to 4/15/51, aggregate par and fair value of $229,220,626 and $230,636,924, respectively)

UBS Securities LLC,
0.29%, 8/01/11	420,000	420,000,000

(Purchased on 7/29/11 to be repurchased at $420,010,150, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 8/15/11 to 9/01/15, aggregate par and fair value of $421,900,201 and $449,400,001, respectively)

Total Repurchase Agreements – 13.6%		7,155,233,000

Total Investments (Cost $51,947,537,694*) – 99.0%		51,947,537,694
Other Assets Less Liabilities – 1.0%		521,703,105

Net Assets – 100.0%		$52,469,240,799

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$51,947,537,694	–	$51,947,537,694

[1]	See above Schedule of Investments for values in each security type.

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.16%, 8/25/11	$25,000	$24,997,417
0.17%, 9/01/11	100,000	99,985,361
0.27%, 9/22/11	70,000	69,973,206
0.17%, 9/29/11	100,000	99,972,139
0.14%, 10/06/11	114,000	113,971,262
0.23%, 10/20/11	70,000	69,964,222
0.25%, 11/17/11	62,000	61,953,593
0.28%, 11/17/11	50,000	49,958,000
0.30%, 12/15/11	40,000	39,955,422
0.09%, 1/05/12	200,000	199,921,500
0.28%, 1/12/12	40,000	39,948,796
0.10%, 1/26/12	100,000	99,950,556
0.26%, 3/08/12	45,000	44,928,500
U.S. Treasury Notes:
1.00%, 8/31/11	170,000	170,117,347
0.88%, 1/31/12	295,000	296,108,191
1.38%, 2/15/12	20,360	20,475,276
0.88%, 2/29/12	200,000	200,871,530
1.38%, 5/15/12	50,000	50,442,340

Total U.S. Treasury Obligations – 19.4%		1,753,494,658

Repurchase Agreements
Barclays Capital, Inc.,
0.13%, 8/01/11	411,916	411,916,000

(Purchased on 7/29/11 to be repurchased at $411,920,462, collateralized by various U.S. Treasury obligations, 3.13% to 3.63% due from 9/30/13 to 2/15/21, aggregate par and fair value of $391,628,800 and $420,154,386, respectively)

Barclays Capital, Inc.,
0.03%, 8/02/11	700,000	700,000,000

(Purchased on 7/12/11 to be repurchased at $700,020,417, collateralized by various U.S. Treasury obligations, 0.00% to 4.75% due from 8/15/11 to 5/15/41, aggregate par and fair value of $1,075,237,596 and $714,000,000, respectively)

Barclays Capital, Inc.,
0.03%, 8/04/11	960,000	960,000,000

(Purchased on 7/14/11 to be repurchased at $960,016,800, collateralized by various U.S. Treasury obligations, 0.00% to 4.75% due from 8/15/11 to 2/15/41, aggregate par and fair value of $1,298,771,823 and $979,200,017, respectively)

Citigroup Global Markets, Inc.,
0.15%, 8/01/11	869,000	869,000,000

(Purchased on 7/29/11 to be repurchased at $869,010,863, collateralized by various U.S. Treasury obligations, 0.00% to 3.38% due from 1/15/12 to 11/15/27, aggregate par and fair value of $937,569,100 and $886,380,068, respectively)

Credit Suisse Securities (USA) LLC,
0.14%, 8/01/11	883,000	883,000,000

(Purchased on 7/29/11 to be repurchased at $883,010,302, collateralized by various U.S. Treasury obligations, 0.63% to 3.38% due from 1/15/12 to 7/15/21, aggregate par and fair value of $754,593,800 and $900,662,247, respectively)

Deutsche Bank Securities Inc.,
0.14%, 8/01/11	625,421	625,421,000

(Purchased on 7/29/11 to be repurchased at $625,428,297, collateralized by various U.S. Treasury obligations, 0.00% to 2.38% due from 2/15/12 to 11/15/35, aggregate par and fair value of $1,255,464,886 and $637,929,467, respectively)

Deutsche Bank Securities Inc.,
0.02%, 8/02/11	500,000	500,000,000

(Purchased on 7/26/11 to be repurchased at $500,001,944, collateralized by various U.S. Treasury obligations, 0.00% to 8.00% due from 6/30/13 to 11/15/40, aggregate par and fair value of $806,314,077 and $510,000,000, respectively)

HSBC Securities (USA) Inc.,
0.15%, 8/01/11	768,882	768,882,000

(Purchased on 7/29/11 to be repurchased at $768,891,611, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/11 to 2/15/41, aggregate par and fair value of $1,325,773,944 and $784,260,048, respectively)

JPMorgan Securities Inc.,
0.14%, 8/01/11	122,415	122,415,000

(Purchased on 7/29/11 to be repurchased at $122,416,428, collateralized by various U.S. Treasury obligations, 0.00% due from 6/30/13 to 5/15/40, aggregate par and fair value of $407,033,513 and $124,863,600, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.14%, 8/01/11	313,000	313,000,000

(Purchased on 7/29/11 to be repurchased at $313,003,652, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 8/25/11 to 2/29/16, aggregate par and fair value of $304,629,900 and $319,260,003, respectively)

Morgan Stanley & Co.,
0.16%, 8/01/11	145,000	145,000,000

(Purchased on 7/29/11 to be repurchased at $145,001,933, collateralized by various U.S. Treasury obligations, 2.00% due from 1/15/16 to 1/15/26, aggregate par and fair value of $115,436,000 and $147,900,015, respectively)

RBS Securities Inc.,
0.15%, 8/01/11	570,000	570,000,000

(Purchased on 7/29/11 to be repurchased at $570,007,125, collateralized by various U.S. Treasury obligations, 0.63% to 5.50% due from 5/15/12 to 8/15/28, aggregate par and fair value of $543,842,100 and $581,402,404, respectively)

UBS Securities LLC,
0.16%, 8/01/11	426,500	426,500,000

(Purchased on 7/29/11 to be repurchased at $426,505,687, collateralized by various U.S. Treasury obligations, 1.00% to 4.75% due from 5/31/12 to 2/28/17, aggregate par and fair value of $418,352,700 and $435,030,004, respectively)

Total Repurchase Agreements – 80.6%		7,295,134,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	13

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost $9,048,628,658*) – 100.0%	$9,048,628,658
Other Assets Less Liabilities – 0.0%	2,658,804

Net Assets – 100.0%	$9,051,287,462

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$9,048,628,658	–	$9,048,628,658

[1]	See above Schedule of Investments for values in each security type.

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.01%, 8/25/11	$165,116	$165,114,891
0.02%, 8/25/11	32,343	32,342,579
0.03%, 8/25/11	71,965	71,963,543
0.04%, 8/25/11	15,000	14,999,600
0.05%, 8/25/11	281,870	281,860,604
0.00%, 9/01/11	125,000	124,998,312
0.01%, 9/01/11	19,359	19,358,833
0.02%, 9/01/11	75,000	74,999,567
0.03%, 9/01/11	206,322	206,321,009
0.04%, 9/01/11	4,457	4,456,847
0.06%, 9/01/11	57,000	56,997,055
0.02%, 9/08/11	5,834	5,833,446
0.03%, 9/08/11	75,000	74,995,875
0.05%, 9/08/11	150,000	149,992,083
0.14%, 9/08/11	16,932	16,929,453
0.04%, 9/15/11	1,253	1,252,937
0.05%, 9/15/11	245,521	245,505,655
0.05%, 9/22/11	100,340	100,333,478
0.03%, 9/29/11	676,347	676,314,566
0.03%, 10/06/11	66,460	66,456,674
0.06%, 10/27/11	165,000	164,976,075
0.09%, 1/05/12	25,000	24,990,188
U.S. Treasury Notes:
1.00%, 8/31/11	72,000	72,056,436
0.88%, 1/31/12	25,000	25,091,479

Total U.S. Treasury Obligations – 70.7%		2,678,141,185

Total Investments (Cost $2,678,141,185*) – 70.7%		2,678,141,185
Other Assets Less Liabilities – 29.3%		1,111,545,023

Net Assets – 100.0%		$3,789,686,208

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,678,141,185	–	$2,678,141,185

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	15

Schedule of Investments July 31, 2011 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama – 0.9%
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN,
0.21%, 8/01/11(a)	$3,300	$3,300,000
Tuscaloosa IDRB Series 2000A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 8/08/11(a)	935	935,000

		4,235,000

Arizona – 1.7%
Apache County IDA RB (Tucson Electric Power Co. Project) Series 1983A VRDN (US Bank N.A. LOC),
0.06%, 8/08/11(a)	1,100	1,100,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.20%, 8/08/11(a)	2,100	2,100,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (Federal Home Loan Bank LOC),
0.21%, 8/08/11(a)	4,910	4,910,000

		8,110,000

Arkansas – 1.0%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Fannie Mae Insurance, Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA),

0.16%, 8/08/11(a)	5,000	5,000,000

California – 17.9%
Anaheim COP Municipal Trust Receipts Floaters Series 2011-690 VRDN (Merrill Lynch International Bank Liquidity Facility, Bank of America N.A. Guaranty),
0.16%, 8/08/11(a)(b)(c)	22,300	22,300,000
California Housing Finance Agency Home Mortgage RB Series 2005B AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.20%, 8/08/11(a)	15,000	15,000,000
California School Cash Reserve Program Authority RB Series 2011P TRAN,
2.50%, 1/31/12	1,200	1,209,521
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN,
0.05%, 8/08/11(a)	1,000	1,000,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds,
0.11%, 12/01/11(a)	9,520	9,520,000
East Bay Municipal Utility District Water System Series 2011 TECP,
0.27%, 9/21/11	8,000	8,000,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.15%, 8/08/11(a)(b)(c)	877	877,000
Los Angeles County GO Series 2011A TRAN,
2.50%, 2/29/12	900	911,291
Los Angeles County GO Series 2011B TRAN,
2.50%, 3/30/12	2,100	2,129,952
Los Angeles County GO Series 2011C TRAN,
2.50%, 6/29/12	1,100	1,120,931
Los Angeles GO Series 2001 TRAN,
2.50%, 2/29/12	1,000	1,012,766
Los Angeles GO Series 2011 TRAN,
2.50%, 4/30/12	1,500	1,524,193
Riverside County GO Series 2011B TRAN,
2.00%, 6/29/12	1,000	1,015,232
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC),
0.16%, 8/08/11(a)	6,400	6,400,000
San Francisco City & County Airports Commission RB Series 2008-37C VRDN (Union Bank N.A. LOC),
0.04%, 8/08/11(a)	10,000	10,000,000
South Coast Education Agencies Series 2010A TRAN,
2.00%, 8/09/11	5,000	5,001,502

		87,022,388

Connecticut – 0.3%
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds,
0.30%, 11/15/11(a)	1,500	1,500,000

Delaware – 1.0%
New Castle County RB (Flightsafety International Inc. Project) Series 2002 VRDN (Berkshire Hathaway Inc. Guaranty),
0.10%, 8/08/11(a)	5,000	5,000,000

Florida – 0.6%
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.15%, 8/08/11(a)	720	720,000
Miami-Dade County RB (Florida Miami International Airport Project) Series 3814 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.22%, 8/08/11(a)(b)	1,000	1,000,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN,
0.19%, 2/26/12(a)	1,100	1,100,000

		2,820,000

Georgia – 3.2%
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT VRDN (Berkshire Hathaway Obligor LOC),
0.10%, 8/08/11(a)	12,700	12,700,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 8/08/11(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 8/08/11(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 8/08/11(a)	1,000	1,000,000

		15,700,000

Illinois – 1.7%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC),
0.15%, 8/08/11(a)	2,120	2,120,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Corp. Insurance, Citibank N.A. Liquidity Facility),
0.28%, 8/08/11(a)(b)(c)	1,325	1,325,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.43%, 8/08/11(a)	2,465	2,465,000

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC),
0.15%, 8/08/11(a)	$1,550	$1,550,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC),
0.10%, 8/08/11(a)	1,000	1,000,000

		8,460,000

Indiana – 0.6%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (U.S. Bank N.A. LOC),
0.58%, 8/08/11(a)	740	740,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.21%, 8/08/11(a)	2,150	2,150,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.75%, 8/08/11(a)	100	100,000

		2,990,000

Kansas – 1.3%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC),
0.23%, 8/08/11(a)	6,295	6,295,000

Kentucky – 0.6%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (US Bank N.A. LOC),
0.13%, 8/08/11(a)	440	440,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.38%, 8/08/11(a)	2,480	2,480,000

		2,920,000

Louisiana – 3.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.24%, 8/01/11(a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.25%, 8/08/11(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC),
0.33%, 8/08/11(a)	710	710,000
Louisiana RB PUTTERS Series 2007-2377 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.14%, 8/08/11(a)(b)(c)	9,420	9,420,000

		18,530,000

Maryland – 3.2%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.18%, 8/08/11(a)	5,195	5,195,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.18%, 8/08/11(a)	3,515	3,515,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.18%, 8/08/11(a)	515	515,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.23%, 8/08/11(a)	1,800	1,800,000
Montgomery County RB (Riderwood Village, Inc. Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	4,555	4,555,000

		15,580,000

Massachusetts – 0.3%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.17%, 2/26/12(a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011 VRDN,
0.17%, 8/08/11(a)	495	495,000

		1,495,000

Michigan – 2.0%
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	595	595,349
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC),
2.00%, 8/22/11	1,600	1,601,469
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.17%, 2/26/12(a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.28%, 8/08/11(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.38%, 8/08/11(a)	2,000	2,000,000

		9,596,818

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Madatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.17%, 8/11/11(a)(b)	600	600,000

Missouri – 1.3%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC),
0.31%, 8/08/11(a)	2,225	2,225,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.25%, 8/08/11(a)	4,000	4,000,000

		6,225,000

Nevada – 0.6%
Clark County Junior Subordinate Lien Series 2011A RAN,
2.00%, 6/19/12	3,050	3,087,533

New Hampshire – 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.23%, 8/08/11(a)	1,005	1,005,000

New Jersey – 1.3%
Burlington Township GO Series 2011 BAN,
1.25%, 3/23/12	2,305	2,314,099
Butler GO Series 2010 BAN,
1.25%, 8/26/11	1,000	1,000,450

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	17

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Hopatcong Borough GO Series 2011 BAN,
1.25%, 8/03/12	$1,200	$1,207,272
Hoptacong GO Series 2010 BAN,
1.25%, 8/05/11	1,700	1,700,085
		6,221,906
New York – 1.1%
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 Mandatory Put Bonds,
0.48%, 9/15/11(a)	1,820	1,820,000
New York Tollway Authority RB Series 2011A BAN,
2.00%, 7/12/12	2,200	2,234,181
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.20%, 8/08/11(a)	1,100	1,100,000
		5,154,181
North Carolina – 0.9%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC),
0.23%, 8/08/11(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.25%, 8/08/11(a)	840	840,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.17%, 8/08/11(a)(b)(c)	1,365	1,365,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.15%, 8/08/11(a)	970	970,000
		4,625,000
Ohio – 2.2%
Avon GO Series 2011A BAN,
1.00%, 7/03/12	1,000	1,005,315
Lebanon GO (Water System Improvement Project) Series 2011 BAN,
1.15%, 3/30/12	2,000	2,005,914
Ohio RB (Development Assistance Project) Series 2011A BAN,
0.35%, 6/01/12	1,000	1,000,000
Ohio RB (Revitalization Project) Series 2011A BAN,
0.35%, 6/01/12	1,700	1,700,000
Sharonville GO Series 2011 BAN,
1.12%, 7/12/12	4,740	4,761,131
		10,472,360
Oklahoma – 0.8%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC),
0.25%, 8/08/11(a)	3,850	3,850,000
Pennsylvania – 9.2%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.24%, 8/08/11(a)	300	300,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	12,750	12,750,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC),
0.24%, 8/01/11(a)	955	955,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC),
0.15%, 8/08/11(a)	2,025	2,025,000
Montgomery County IDA RB (Waverly Heights Ltd. Project) Series 2009 VRDN (Manufacturers and Traders Trust Co. LOC),
0.09%, 8/08/11(a)	5,350	5,350,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.38%, 8/08/11(a)	2,700	2,700,000
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 2004M-3 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	6,335	6,335,000
Pennsylvania Housing Finance Agency RB Series 2004 VRDN (Royal Bank of Canada SBPA),
0.06%, 8/08/11(a)	2,300	2,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 TRAN,
0.45%, 9/22/11	3,800	3,800,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 8/08/11(a)	4,510	4,510,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	3,750	3,750,000
		44,775,000
South Dakota – 0.8%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.19%, 8/08/11(a)	3,800	3,800,000
Tennessee – 1.2%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.17%, 2/26/12(a)	5,950	5,950,000
Texas – 10.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.25%, 8/08/11(a)	5,000	5,000,000
Dallas Independent School District GO Series 2002 MB (PSF-GTD Insurance),
5.25%, 2/15/12	2,000	2,050,261
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 1999B AMT VRDN,
0.22%, 8/01/11(a)	50	50,000
Gulf Coast Waste Disposal Authority RB (Air Products, Inc. Project) Series 2001 AMT VRDN,
0.08%, 8/08/11(a)	8,000	8,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty),
0.13%, 8/08/11(a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.23%, 8/08/11(a)	3,000	3,000,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.08%, 1/27/12(a)(b)(c)	565	565,000

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	$29,750	$29,789,704

		50,454,965

Virginia – 0.6%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.20%, 2/26/12(a)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC),
0.18%, 8/08/11(a)	1,400	1,400,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.13%, 8/08/11(a)(b)(c)	45	45,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
2.80%, 8/08/11(a)	20	20,000

		2,965,000

Washington – 1.0%
Tulalip Tribes of The Tulalip Reservation RB (CAP Projects) Series 2007 VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 8/08/11(a)	5,000	5,000,000

West Virginia – 0.2%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2008B AMT VRDN (Mizuho Corp. Bank LTD LOC),
0.11%, 8/08/11(a)	1,000	1,000,000

Wisconsin – 4.9%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.31%, 8/08/11(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.38%, 8/08/11(a)	1,400	1,400,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.16%, 8/08/11(a)	5,315	5,315,000
Wisconsin Economic Authority Series 2008 TECP,
0.37%, 8/08/11	5,646	5,646,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008B TECP (JPMorgan Chase Bank N.A. LOC),
0.42%, 9/01/11	7,000	7,000,000

		23,636,000

Wyoming – 0.8%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC),
0.23%, 8/08/11(a)	4,000	4,000,000

Total Municipal Bonds – 77.7%		378,076,151

Closed-End Investment Companies
California – 5.1%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11(a)(b)	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11(a)(b)	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11(a)(b)	10,000	10,000,000

		25,000,000

Multi-State – 2.6%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility),
0.23%, 8/08/11(a)(b)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC),
0.28%, 8/08/11(a)(b)	2,900	2,900,000

		12,700,000

New Jersey – 1.2%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. LOC),
0.25%, 8/08/11(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. LOC),
0.25%, 8/08/11(a)(b)	2,000	2,000,000

		6,000,000

New York – 1.8%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. LOC),
0.23%, 8/08/11(a)(b)	8,500	8,500,000

Pennsylvania – 1.1%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. LOC),
0.25%, 8/08/11(a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. LOC),
0.25%, 8/08/11(a)(b)	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies – 11.8%		57,700,000

Total Investments (Cost $435,776,151*) – 89.5%		435,776,151
Other Assets Less Liabilities – 10.5%		50,934,260

Net Assets – 100.0%		$486,710,411

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	19

Schedule of Investments (concluded)	MuniCash

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$435,776,151	–	$435,776,151

[1]	See above Schedule of Investments for values in each state.

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama – 1.4%
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC),
0.11%, 8/08/11(a)	$6,200	$6,200,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011A VRDN (National Australia Bank Ltd. LOC),
0.04%, 8/08/11(a)	4,200	4,200,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011B VRDN (Australia & New Zealand Banking Group Ltd. LOC),
0.04%, 8/08/11(a)	4,075	4,075,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC),
0.08%, 8/08/11(a)	13,800	13,800,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC),
0.12%, 8/08/11(a)	5,000	5,000,000
University of Alabama RB Series 2010C MB,
2.00%, 10/01/11	3,060	3,067,909
		36,342,909
Alaska – 0.2%
Alaska Housing Finance Corp. RB Series 2009A VRDN,
0.04%, 8/08/11(a)	5,650	5,650,000
Arizona – 0.6%
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.09%, 8/08/11(a)(b)(c)	4,850	4,850,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc Liquidity Facility),
0.09%, 8/08/11(a)(b)(c)	1,200	1,200,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.18%, 8/08/11(a)	8,200	8,200,000
		15,025,000
California – 12.5%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA),
0.27%, 8/01/11(a)	6,150	6,150,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA),
0.08%, 8/08/11(a)	9,300	9,300,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.13%, 8/08/11(a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.13%, 8/08/11(a)(b)(c)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2011-3278 RAN (Morgan Stanley Municipal Funding, Inc. SBPA),
0.22%, 11/22/11(b)(c)	21,000	21,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC),
0.06%, 8/08/11(a)	6,500	6,500,000
California School Cash Reserve Program Authority RB Series 2011P TRAN,
2.50%, 1/31/12	5,200	5,241,258
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	17,010	17,010,000
East Bay Municipal Utility District Water System RB Series 2009 Mandatory Put Bonds,
0.11%, 3/01/12(a)	14,760	14,760,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds,
0.11%, 12/01/11(a)	23,620	23,620,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds,
0.10%, 2/01/12(a)	10,645	10,645,000
East Bay Municipal Utility District Water System Series 2011 TECP,
0.28%, 8/17/11	11,400	11,400,000
El Dorado Irrigation District & El Dorado Water Agency COP Series 2008A VRDN (Citibank N.A. LOC),
0.06%, 8/08/11(a)	17,700	17,700,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.15%, 8/08/11(a)(b)(c)	23,797	23,797,000
Los Angeles County GO Series 2011A TRAN,
2.50%, 2/29/12	5,400	5,467,746
Los Angeles County GO Series 2011B TRAN,
2.50%, 3/30/12	12,600	12,779,713
Los Angeles County GO Series 2011C TRAN,
2.50%, 6/29/12	6,900	7,031,297
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Barclays Bank Plc SBPA),
0.05%, 8/08/11(a)	8,200	8,200,000
Los Angeles GO Series 2001 TRAN,
2.50%, 2/29/12	4,600	4,658,722
Los Angeles GO Series 2011 TRAN:
2.50%, 3/30/12	2,900	2,941,947
2.50%, 4/30/12	7,900	8,027,414
Riverside County GO Series 2011B TRAN,
2.00%, 6/29/12	4,000	4,060,928
San Francisco County Transportation GO Series 2011B TECP (Landesbank Baden-Wuerttemberg Liquidity Facility),
0.16%, 9/07/11	39,100	39,100,000
San Francisco County Transportation Series 2011A TECP,
0.16%, 9/07/11	15,735	15,735,000
		319,526,025
Colorado – 3.0%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.10%, 8/08/11(a)	9,595	9,595,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.10%, 8/08/11(a)	5,830	5,830,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	3,065	3,065,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	21

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	$4,935	$4,935,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.08%, 8/08/11(a)	15,330	15,330,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Wells Fargo Bank N.A LOC),
0.07%, 8/08/11(a)	7,875	7,875,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.08%, 8/08/11(a)	5,750	5,750,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.13%, 8/08/11(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.13%, 8/08/11(a)	900	900,000
Sheridan Redevelopment Agency (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC),
0.15%, 8/08/11(a)	2,500	2,500,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.14%, 8/08/11(a)	3,100	3,100,000
		76,150,000
Connecticut – 1.0%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC),
0.08%, 8/08/11(a)	12,300	12,300,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2010G AMT Mandatory Put Bonds,
0.45%, 11/15/11(a)	5,200	5,200,000
Connecticut Housing Finance Authority RB Series 2011A-1 Mandatory Put Bonds,
0.30%, 11/15/11(a)	7,200	7,200,000
		24,700,000
Delaware – 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.12%, 8/08/11(a)	1,990	1,990,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC),
0.07%, 8/08/11(a)	2,240	2,240,000
		4,230,000
District of Columbia – 0.7%
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	4,000	4,000,000
District of Columbia RB Series 2010E MB,
0.11%, 12/01/11(a)	4,300	4,300,000
		17,100,000
Florida – 2.3%
Jacksonville Transportation RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA),
0.13%, 8/08/11(a)	40,000	40,000,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 8/08/11(a)	4,100	4,100,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN,
0.19%, 2/26/12(a)	4,760	4,760,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	2,765	2,765,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	4,999	4,998,723
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	1,035	1,035,000
		57,658,723
Georgia – 0.2%
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC),
0.08%, 8/08/11(a)	2,000	2,000,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	3,000	3,000,000
		6,000,000
Illinois – 2.2%
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	3,270	3,270,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA),
0.08%, 8/08/11(a)	7,800	7,800,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008A Mandatory Put Bonds,
0.43%, 3/01/12(a)	5,800	5,800,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (LaSalle Bank N.A. LOC),
0.07%, 8/08/11(a)	2,190	2,190,000
Illinois Finance Authority RB (University of Chicago Medical Center Project) Series 2010B VRDN (Wells Fargo N.A. LOC),
0.21%, 8/01/11(a)	26,160	26,160,000

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Merrill Lynch International Bank Liquidity Facility, Bank of America N.A. Guaranty),
0.16%, 8/08/11(a)(b)(c)	$4,710	$4,710,000
Illinois State Toll Highway Authority RB Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC),
0.10%, 8/08/11(a)	3,700	3,700,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	2,420	2,420,000
		56,050,000
Indiana – 0.9%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC),
0.08%, 8/08/11(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.24%, 8/01/11(a)	9,900	9,900,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.10%, 8/08/11(a)	5,245	5,245,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	4,860	4,860,000
		21,805,000
Iowa – 0.6%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	8,940	8,940,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.20%, 8/01/11(a)	7,400	7,400,000
		16,340,000
Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.09%, 8/08/11(a)	2,955	2,955,000
Louisiana – 4.1%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.17%, 8/08/11(a)	5,035	5,035,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.22%, 8/08/11(a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2009 VRDN,
0.07%, 8/08/11(a)	4,700	4,700,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.27%, 8/08/11(a)	24,640	24,640,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.13%, 8/08/11(a)	41,500	41,500,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN,
0.10%, 8/08/11(a)	22,000	22,000,000
		105,375,000
Maryland – 3.8%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.12%, 8/08/11(a)	3,925	3,925,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	1,875	1,875,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	9,150	9,150,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.12%, 8/08/11(a)	3,215	3,215,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	9,000	9,000,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	1,310	1,310,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	1,750	1,750,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	3,880	3,880,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2005B VRDN (Manufacturers and Traders Trust Co. LOC),
0.07%, 8/08/11(a)	5,000	5,000,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.10%, 8/08/11(a)(b)	2,980	2,980,000
Maryland Industrial Development Financing Authority RB (Wexford Maryland Biopark 3 Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	35,000	35,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.12%, 8/08/11(a)	2,110	2,110,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	1,985	1,985,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	2,100	2,100,000
Prince George’s County Maryland RB (Collington Episcopal Project) Series 2006A VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	80	80,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.12%, 8/08/11(a)	$ 4,390	$ 4,390,000
		96,150,000
Massachusetts – 1.8%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.17%, 2/26/12(a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.21%, 8/08/11(a)(b)	41,250	41,250,000
University of Massachusetts Building Authority RB Series 2011 VRDN,
0.17%, 8/08/11(a)	2,615	2,615,000
		45,865,000
Michigan – 6.4%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank N.A. Liquidity Facility),
0.37%, 8/08/11(a)(b)(c)	8,000	8,000,000
Holt Public Schools GO Series 2002 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.28%, 8/08/11(a)	29,770	29,770,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
0.28%, 8/08/11(a)	16,585	16,585,000
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	3,020	3,021,773
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC),
2.00%, 8/22/11	8,200	8,207,526
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN,
0.17%, 2/26/12(a)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.17%, 2/26/12(a)	4,520	4,520,000
Michigan State University RB Series 2000-2001A VRDN (Northern Trust Co. SBPA),
0.03%, 8/08/11(a)	100	100,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wuerttemberg Girozentrale LOC),
0.28%, 8/08/11(a)	88,015	88,015,000
		164,219,299
Minnesota – 0.4%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Madatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.17%, 8/11/11(a)(b)	2,900	2,900,000
Minnesota GO Series 2004 MB,
5.00%, 8/01/12	2,000	2,094,820
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2010B,
2.00%, 9/01/11	5,000	5,006,981
		10,001,801
Mississippi – 0.5%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC),
0.10%, 8/08/11(a)	13,650	13,650,000
Missouri – 0.1%
Missouri Health and Educational Facilities Authority RB PUTTERS Series 2011-3929 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	2,785	2,785,000
Multi-State – 0.4%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. Liquidity Facility),
0.17%, 8/08/11(a)(b)(c)	9,400	9,400,000
Nebraska – 0.3%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.10%, 8/08/11(a)(b)(c)	8,500	8,500,000
New Hampshire – 0.9%
New Hampshire Business Finance Authority RB (Lonza Biologics Inc. Project) Series 2010 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.26%, 8/08/11(a)	14,400	14,400,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.08%, 8/08/11(a)	1,980	1,980,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.08%, 8/08/11(a)	7,475	7,475,000
		23,855,000
New Jersey – 1.1%
Brigantine GO Series 2011 BAN,
1.00%, 8/02/12	12,770	12,834,616
New Jersey Economic Development Authority RB Series 2011 ROC-RR-II-R-11938 VRDN (Citibank N.A. Liquidity Facility),
0.43%, 8/08/11(a)(b)(c)	6,940	6,940,000
New Jersey Environmental Infrastructure Trust RB Series 2004 AMT VRDN (Waste Water Treatment 95AP),
5.00%, 9/01/11(a)	1,000	1,003,950
New Jersey Transportation Trust Fund Authority RB Series 2011 ROC-RR-II-R-11939 VRDN (Citibank N.A. Liquidity Facility),
0.43%, 8/08/11(a)(b)(c)	6,700	6,700,000
		27,478,566
New York – 11.3%
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	9,335	9,335,000
New York City Housing Development Corp. Multifamily Housing RB Series 2005-A VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.50%, 8/08/11(a)	32,845	32,845,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 Mandatory Put Bonds,
0.48%, 9/15/11(a)	7,055	7,055,169
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.13%, 8/08/11(a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA),
0.19%, 8/01/11(a)	9,100	9,100,000
New York City Municipal Water Finance Authority TECP,
0.22%, 8/04/11	19,200	19,200,000

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA),
0.16%, 8/01/11(a)	$141,500	$141,500,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.25%, 8/01/11(a)	6,100	6,100,000
New York City Water Authority TECP,
0.16%, 9/09/11	10,600	10,600,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.04%, 8/08/11(a)	4,600	4,600,000
New York Tollway Authority RB Series 2011A BAN,
2.00%, 7/12/12	21,200	21,529,381
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.18%, 8/08/11(a)	8,010	8,010,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	8,700	8,700,000
		288,574,550
North Carolina – 2.6%
Durham County GO Series 2010A MB,
2.00%, 11/01/11	2,135	2,143,850
Mecklenburg County GO Series 2009D VRDN,
0.18%, 2/26/12(a)	3,410	3,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	6,780	6,780,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	3,900	3,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	2,805	2,805,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	2,000	2,000,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wells Fargo Bank N.A. SBPA),
0.08%, 8/08/11(a)	7,580	7,580,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	3,900	3,900,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA),
0.05%, 8/08/11(a)	17,700	17,700,000
Raleigh RB Series 2009 VRDN,
0.18%, 2/26/12(a)	2,025	2,025,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	7,900	7,900,000
		65,893,850
Ohio – 4.1%
Akron Bath Copley Joint Township Hospital District (Akron General Health System Project) Series 2008 VRDN (JPMorgan Chase & Co. LOC),
0.06%, 8/08/11(a)	6,500	6,500,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.23%, 8/01/11(a)	12,650	12,650,000
Butler County RB PUTTERS (University of Carolina Health Project) Series 2010 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA),
0.19%, 8/08/11(a)(b)(c)	15,405	15,405,000
Franklin County RB (Ohio Health Corp.) Series 2011B Mandatory Put Bonds,
2.00%, 7/02/12(a)	13,205	13,406,967
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.09%, 8/08/11(a)	275	275,000
Lucas County GO Series 2011-1 MB,
1.00%, 7/19/12	2,780	2,791,991
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 8/08/11(a)	900	900,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2007 MB,
5.00%, 5/01/12	3,600	3,724,517
Ohio RB (Development Assistance Project) Series 2011A BAN,
0.35%, 6/01/12	4,000	4,000,000
Ohio RB (Revitalization Project) Series 2011A BAN,
0.35%, 6/01/12	8,400	8,400,000
Ohio State Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 8/01/11(a)	2,300	2,300,000
Ohio State Water Development Authority PCRB (First Energy Corp. Project) Series 2006A VRDN (UBS A.G. LOC),
0.23%, 8/01/11(a)	10,700	10,700,000
Ohio State Water Development Authority RB (First Energy Corp. Project) Series 2010C VRDN (UBS AG LOC),
0.23%, 8/01/11(a)	2,400	2,400,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.08%, 8/08/11(a)	9,810	9,810,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	11,200	11,215,542
		104,479,017
Oklahoma – 2.5%
Oklahoma Turnpike Authority RB Series 2006C VRDN (Bank of America N.A. SBPA),
0.19%, 8/08/11(a)	63,310	63,310,000
Pennsylvania – 5.6%
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	4,395	4,395,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	7,000	7,000,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN,
0.06%, 8/08/11(a)	13,700	13,700,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA),
0.15%, 8/08/11(a)	$16,700	$16,700,000
Geisinger Authority RB (Geisinger Health System Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA),
0.18%, 8/08/11(a)	33,500	33,500,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	10,900	10,900,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pittsburgh Commonwealth System Project) Series 2009A MB (GO of University),
5.00%, 9/15/11	1,000	1,005,727
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.07%, 8/08/11(a)	4,960	4,960,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Wells Fargo Bank N.A. LOC),
0.08%, 8/08/11(a)	38,315	38,315,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	13,545	13,545,000
		144,020,727
Tennessee – 5.6%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	1,500	1,500,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	6,000	6,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.17%, 2/26/12(a)	14,900	14,900,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.18%, 8/08/11(a)	5,920	5,920,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility, JPMorgan Chase Bank N.A. Guaranty),
0.17%, 8/08/11(a)(b)(c)	57,990	57,990,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC),
0.15%, 8/08/11(a)	6,000	6,000,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series A 1994 VRDN (AGM Insurance, US Bank N.A. SBPA),
0.08%, 8/08/11(a)	33,600	33,600,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (JPMorgan Chase Bank N.A. Insurance, BNP Paribas Liquidity Facility),
0.17%, 8/08/11(a)(b)	16,240	16,240,000

		142,150,000

Texas – 7.2%
Austin Water & Wastewater System RB Series 2008 VRDN (Sumitomo Mitsui Banking Corp. LOC, Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 8/08/11(a)	6,900	6,900,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	1,000	1,000,000
Dallas Area Rapid Transit Sales Tax RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	3,440	3,440,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.11%, 8/08/11(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	1,800	1,800,000
Harris County GO Series 2003 MB,
5.00%, 10/01/11	1,090	1,098,591
Harris County RB (Toll Road Subordinate Lien Project) Series 2010A-2 Mandatory Put Bonds (JPMorgan Chase Bank N.A. Liquidity Facility),
2.00%, 8/15/11(a)	16,080	16,090,146
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF-GTD Insurance),
0.11%, 8/08/11(a)(b)(c)	4,950	4,950,000
Klein ISD GO (Schoolhouse Project) Series 2011 MB (PSF-GTD Insurance),
3.50%, 2/01/12	1,000	1,015,439
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	3,215	3,215,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds (Chevron Corp. Guaranty),
0.38%, 8/15/11(a)	15,700	15,700,000
North Texas Tollway Authority (First Tier Project) Series 2011A VRDN (Morgan Stanley Bank LOC),
0.05%, 8/08/11(a)	3,200	3,200,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.09%, 8/08/11(a)	1,500	1,500,000
San Antonio RB (Texas Hotel Occupancy Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.07%, 8/08/11(a)	9,800	9,800,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)	7,650	7,650,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.08%, 8/08/11(a)(b)(c)	2,245	2,245,000
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	88,150	88,267,570

		185,241,746

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Vermont – 0.3%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC),
0.24%, 8/01/11(a)	$2,900	$2,900,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.08%, 8/08/11(a)	3,600	3,600,000
		6,500,000
Virginia – 1.1%
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.08%, 8/08/11(a)	385	385,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.20%, 2/26/12(a)	2,000	2,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-1 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA),
0.24%, 8/01/11(a)	16,000	16,000,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.24%, 8/01/11(a)	10,155	10,155,000
		28,540,000
Washington – 0.4%
King RB Municipal Trust Receipts Floaters Series 2010-2C VRDN (Wells Fargo Bank N.A. LOC),
0.08%, 8/08/11(a)(b)(c)	1,500	1,500,000
Tulalip Tribes of The Tulalip Reservation RB (CAP Projects) Series 2007 VRDN (Wells Fargo Bank N.A. LOC),
0.10%, 8/08/11(a)	9,250	9,250,000
		10,750,000
West Virginia – 0.6%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB (Appalachian Power Co. Project) Series 2009A VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.10%, 8/08/11(a)	15,800	15,800,000
Wisconsin – 6.7%
Wisconsin Economic Authority Series 2008 TECP,
0.37%, 8/08/11	6,000	6,000,000
Wisconsin Economic Authority TECP:
0.37%, 8/03/11	82,389	82,389,000
0.29%, 8/16/11	12,000	12,000,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008A TECP (JPMorgan Chase Bank N.A. LOC),
0.42%, 9/01/11	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank N.A. LOC),
0.07%, 8/08/11(a)	8,800	8,800,000
Wisconsin Health & Educational Facilities Authority RB Series 2009B VRDN (US Bank N.A. LOC),
0.25%, 8/01/11(a)	12,000	12,000,000
Wisconsin TECP,	46,000	46,000,000
0.28%, 10/03/11
		172,189,000

Total Investments (Cost $2,394,261,213*) – 93.7%		2,394,261,213
Other Assets Less Liabilities – 6.3%		159,635,093
Net Assets – 100.0%		$2,553,896,306

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,394,261,213	–	$2,394,261,213

[1]	See above Schedule of Investments for values in each state.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	27

Schedule of Investments July 31, 2011 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California – 94.0%
Anaheim COP Municipal Trust Receipts Floaters Series 2011-690 VRDN (Merrill Lynch International Bank Liquidity Facility, Bank of America N.A. Guaranty),
0.16%, 8/08/11(a)(b)(c)	$4,000	$4,000,000
Anaheim Redevelopement Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. SBPA),
0.08%, 8/08/11(a)(b)(c)	12,000	12,000,000
Bay Area Toll Authority (San Francisco Bay Area) RB Series 2008C-1 VRDN (Union Bank N.A. LOC),
0.04%, 8/08/11(c)	10,000	10,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.05%, 8/08/11(c)	7,880	7,880,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA),
0.08%, 8/08/11(c)	6,000	6,000,000
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC),
0.24%, 8/01/11(c)	3,800	3,800,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Wells Fargo Co, Wells Fargo Bank NA),
0.28%, 8/01/11(c)	6,100	6,100,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.17%, 8/01/11(c)	1,300	1,300,000
California GO Municipal Trust Receipts Floaters Series 2003A-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.17%, 8/01/11(b)(c)	13,600	13,600,000
California GO Municipal Trust Receipts Floaters Series 2003C-1 VRDN (Bank of America N.A. LOC),
0.16%, 8/08/11(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.13%, 8/08/11(a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.13%, 8/08/11(a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Credit Agreement),
0.13%, 8/08/11(a)(b)(c)	1,300	1,300,000
California GO Municipal Trust Receipts Floaters Series 2011-3278 RAN (Morgan Stanley Municipal Funding, Inc. SBPA),
0.22%, 11/22/11(a)(b)	3,800	3,800,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC),
0.18%, 8/01/11(c)	3,900	3,900,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002A VRDN (Wells Fargo Bank N.A. LOC),
0.18%, 8/01/11(c)	3,930	3,930,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.12%, 9/01/11(a)(c)	4,300	4,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.15%, 8/08/11(c)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corp. Bank Ltd. LOC),
0.24%, 8/01/11(c)	4,335	4,335,000
California Municipal Finance Authority RB (Chevron USA Inc. Recovery Zone Project) Series 2010 VRDN (Chevron USA Inc. Guaranty),
0.18%, 8/01/11(c)	1,900	1,900,000
California Pollution Control Financing Authority RB Series 1997 VRDN,
0.29%, 8/01/11(c)	6,900	6,900,000
California School Cash Reserve Program Authority RB Series 2011A TRAN,
2.00%, 3/01/12	2,500	2,523,504
California School Cash Reserve Program Authority RB Series 2011B TRAN,
2.00%, 6/01/12	4,100	4,151,620
California School Cash Reserve Program Authority RB Series 2011H TRAN,
2.00%, 2/01/12	1,300	1,309,045
California School Cash Reserve Program Authority RB Series 2011L TRAN,
2.50%, 10/31/11	1,000	1,004,837
California School Cash Reserve Program Authority RB Series 2011M TRAN,
2.50%, 12/30/11	1,600	1,611,829
California School Cash Reserve Program Authority RB Series 2011O TRAN,
2.50%, 1/31/12	1,000	1,008,436
California School Cash Reserve Program Authority RB Series 2011P TRAN,
2.50%, 1/31/12	1,400	1,411,108
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN,
0.05%, 8/08/11(c)	7,700	7,700,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility, JPMorgan Chase Bank N.A. LOC),
0.22%, 8/08/11(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Series 2007A VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA),
0.03%, 8/08/11(c)	5,600	5,600,000
California Statewide Communities Development Authority Series 1995-1 VRDN (ABN-AMRO Bank N.V. LOC),
0.05%, 8/08/11(c)	4,000	4,000,000
California Statewide Community Developement Authority RB Series 2011A-3 TRAN,
2.00%, 6/29/12	1,000	1,015,232

California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. Guaranty, AMBAC Assurance Corp. Insurance, Merrill Lynch International Bank Ltd. SBPA),

0.16%, 8/08/11(a)(b)(c)	2,265	2,265,000
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.12%, 8/08/11(a)(b)(c)	5,000	5,000,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds,
0.11%, 12/01/11(c)	3,075	3,075,000
East Bay Municipal Utility District Water System RB Series 2009A-2 Mandatory Put Bonds,
0.11%, 3/01/12(c)	3,740	3,740,000

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds,
0.10%, 2/01/12(c)	$3,905	$3,905,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.28%, 8/17/11	12,000	12,000,000
0.12%, 8/22/11	8,000	8,000,000
0.25%, 9/08/11	7,000	7,000,000
0.26%, 9/08/11	4,500	4,500,000
0.27%, 9/15/11	7,700	7,700,000
0.16%, 9/20/11	1,500	1,500,000
0.27%, 9/21/11	5,400	5,400,000
0.30%, 10/05/11	4,500	4,500,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC),
0.08%, 8/08/11(c)	1,150	1,150,000
Fontana Unified School District GO Series 2011 TRAN,
2.00%, 12/30/11	1,000	1,006,378
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding, Inc. LOC),
0.13%, 8/08/11(a)(b)(c)	3,000	3,000,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.15%, 8/08/11(a)(b)(c)	18,973	18,973,000
Imperial IRR District RB Municipal Trust Receipts Floaters Series 2011-76C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.07%, 8/08/11(a)(b)(c)	4,100	4,100,000
Irvine Improvement Board Act of 1915 (Assessment District No. 05-21) Special Assessment Limited Obligation Series 2006A VRDN (US Bank N.A. LOC, CalSTRS LOC),
0.22%, 8/01/11(c)	2,500	2,500,000
Irvine Ranch Water District RB Series 2011A-1 Mandatory Put Bonds,
0.12%, 4/02/12(c)	1,300	1,300,000
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds,
0.12%, 4/02/12(c)	1,800	1,800,000
Long Beach GO Series 2010 TRAN,
2.00%, 9/30/11	1,745	1,749,628
Los Angeles County GO Series 2011C TRAN,
2.50%, 6/29/12	2,000	2,038,057
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA),
0.04%, 8/08/11(c)	2,500	2,500,000
Los Angeles County Schools COP Series 2011F-4 TRAN (GO of Participants),
2.00%, 2/01/12	2,785	2,800,640
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-7 VRDN (US Bank N.A. SBPA),
0.14%, 8/08/11(c)	1,000	1,000,000
Los Angeles Water & Power RB Series 2002A-4 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.15%, 8/08/11(c)	11,500	11,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2009A-1 Mandatory Put Bonds,
0.08%, 1/06/12(c)	7,000	7,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2010A VRDN,
0.05%, 8/08/11(c)	4,885	4,885,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.11%, 8/08/11(a)(c)	250	250,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.10%, 8/08/11(a)(c)	10,000	10,000,000
Panama-Buena Vista Union School District GO Series 2011 TRAN,
2.00%, 10/03/11	2,890	2,896,916
Riverside County GO Series 2011B TRAN,
2.00%, 6/29/12	4,000	4,060,928

Sacramento City Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Merrill Lynch International Bank Liquidity Facility, AMBAC Assurance Corp. Insurance, Bank of America N.A. Guaranty),

0.16%, 8/08/11(a)(b)(c)	1,800	1,800,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC),
0.16%, 8/08/11(c)	4,100	4,100,000
San Francisco County Transportation GO Series 2011B TECP (Landesbank Baden-Wuerttemberg Liquidity Facility),
0.16%, 9/07/11	6,250	6,250,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC),
0.05%, 8/08/11(c)	4,000	4,000,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (AGM Insurance, PB Capital Corp. Liquidity Facility),
0.14%, 8/08/11(a)(b)(c)	4,135	4,135,000
South San Francisco Unified School District GO Series 2011A BAN,
2.00%, 6/01/12	1,000	1,012,854

Total Investments (Cost $330,974,012*) – 94.0%		330,974,012
Other Assets Less Liabilities – 6.0%		20,967,343

Net Assets – 100.0%		$351,941,355

*	Cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	29

Schedule of Investments (concluded)	California Money Fund

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$330,974,012	–	$330,974,012

[1]	See above Schedule of Investments for values in the state.

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Schedule of Investments July 31, 2011 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York – 88.4%
Beekmantown Central School District GO Series 2011 BAN,
1.25%, 7/06/12	$1,050	$1,054,353
Bronxville Union Free School District GO Series 2010 BAN,
1.25%, 9/23/11	710	710,769
Clarence Central School District GO Series 2011 BAN (State Aid Withholding Insurance),
1.25%, 6/14/12	750	754,535
Clinton GO Series 2011 BAN,
1.25%, 7/13/12	1,161	1,167,608
East Rockaway Union Free School District GO Series 2011 TAN,
1.25%, 6/27/12	380	382,542
Evans-Brant Central School District GO Series 2011 BAN,
1.25%, 6/29/12	910	914,516
Greece Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 12/29/11	915	917,353
Irvington Union Free School District GO Series 2011 TAN,
0.75%, 10/21/11	1,020	1,021,055
Kenmore Tonawanda Union Free School District GO Series 2010 BAN,
1.50%, 9/08/11	1,275	1,276,052
Lipa TECP (JPMorgan Chase Bank N.A. LOC),
0.23%, 12/01/11	4,500	4,500,000
Lynbrook Union Free School District GO Series 2011 TAN,
1.25%, 6/22/12	960	966,326
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC),
0.05%, 8/08/11(a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.05%, 8/08/11(a)	18,800	18,800,000
Metropolitan Transportation Authority TECP,
0.06%, 8/01/11	4,200	4,200,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC),
0.06%, 8/08/11(a)	2,210	2,210,000
Mount Vernon GO Series 2011B BAN,
1.50%, 7/13/12	1,095	1,104,276
Mount Vernon GO Series 2011 BAN,
1.25%, 7/13/12	1,600	1,609,796
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.23%, 8/08/11(a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.23%, 8/08/11(a)	3,175	3,175,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.23%, 8/01/11(a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.06%, 8/08/11(a)	7,300	7,300,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC),
0.04%, 8/08/11(a)	6,150	6,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	5,170	5,170,000
New York City Housing Development Corp. Multifamily Housing RB (Beekman Tower Project) Series 2008A VRDN (Royal Bank of Scotland Plc LOC),
0.08%, 8/08/11(a)	6,000	6,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2008M Mandatory Put Bonds,
0.48%, 9/30/11(a)	2,260	2,260,000
New York City Housing Development Corp. Multifamily Housing RB Series 2009H-2 Mandatory Put Bonds,
0.30%, 6/29/12(a)	2,000	2,000,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.06%, 8/08/11(a)	850	850,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products, Inc. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.30%, 8/01/11(a)	8,180	8,180,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	5,400	5,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA),
0.20%, 8/01/11(a)	1,700	1,700,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA),
0.05%, 8/08/11(a)	13,300	13,300,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.25%, 8/01/11(a)	4,005	4,005,000
New York City Water Authority TECP:
0.34%, 8/01/11	1,500	1,500,000
0.16%, 9/09/11	1,705	1,705,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC),
0.04%, 8/08/11(a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN,
0.02%, 8/08/11(a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA),
0.06%, 8/08/11(a)	5,700	5,700,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC),
0.06%, 8/08/11(a)	3,095	3,095,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.11%, 8/08/11(a)(b)(c)	9,200	9,200,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.18%, 8/08/11(a)	3,900	3,900,000
New York Power Authority TECP,
0.29%, 8/16/11	2,500	2,500,000
New York Tollway Authority RB Series 2011A BAN,
2.00%, 7/12/12	2,200	2,234,181
North Syracuse Central School District GO Series 2011 RAN,
1.25%, 6/22/12	1,365	1,371,395

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011	31

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Orchard Park GO Series 2010 BAN,
1.25%, 10/26/11	$830	$831,361
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.09%, 8/08/11(a)(b)(c)	1,000	1,000,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.13%, 8/08/11(a)	1,200	1,200,000
Scotia-Glenville Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 8/12/11	1,225	1,225,220
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.28%, 8/01/11(a)	4,200	4,200,000
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.28%, 8/01/11(a)	5,600	5,600,000
Tonawanda Town GO Series 2010 BAN,
1.50%, 9/08/11	610	610,587
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.07%, 8/08/11(a)	2,340	2,340,000
Triborough Bridge & Tunnel Authority RB Series 2005B-4 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA),
0.20%, 8/08/11(a)	6,555	6,555,000
Wappingers Central School District GO Series 2011 BAN,
1.25%, 7/13/12	1,133	1,139,869
William Floyd Union Free School District GO Series 2011 TAN,
1.25%, 6/28/12	6,400	6,447,302

		186,754,096

Puerto Rico – 2.2%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.05%, 8/08/11(a)	4,700	4,700,000

Total Investments (Cost $191,454,096*) – 90.6%		191,454,096
Other Assets Less Liabilities – 9.4%		19,779,221

Net Assets – 100.0%		$211,233,317

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$191,454,096	–	$191,454,096

[1]	See above Schedule of Investments for values in the state or political subdivision.

32	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: September 26, 2011